Exploration and evaluation assets	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Assets
9. Exploration and evaluation assets

PROPERTY ACQUISITION COSTS	Idaho-Maryland	Buckskin Rawhide East	Buckskin Rawhide West	Koegel Property	Stewart Property	Rozan Property	Total
Balance at 01 January 2016	$-	$519,052	$50,029	$50,030	$1	$1	$619,113
Acquisitions	-	-	30,000	30,000	-	-	60,000
Royalty payments received	-	(85,000)	-	-	-	-	(85,000)
Balance at 31 December 2016	$-	$434,052	$80,029	$80,030	$1	$1	$594,113
Balance at 01 January 2017	$-	$434,052	$80,029	$80,030	$1	$1	$594,113
Acquisitions	-	-	30,000	30,000	-	-	60,000
Royalty payments received	-	(110,000)	-	-	-	-	(110,000)
Balance at 31 December 2017	$-	$324,052	$110,029	$110,030	$1	$1	$544,113

a)	Buckskin Rawhide East Property, Nevada

The Company has a 100% interest in the 52 unpatented mineral claims, totalling 835 acres that make up Buckskin Rawhide East Property, which is located near Fallon, Nevada.

The Buckskin Rawhide Property is leased to Rawhide Mining LLC (RMC), owners of the Rawhide Mine. The Lease is 20 years (start date of 1 June 2013). During the Lease Term, RMC will make all underlying claim fees to keep the claims in good standing. RMC will conduct a minimum of $250,000 in exploration activities by the end of Year 1. RMC will conduct an additional minimum of $250,000 in exploration activities by the end of Year 3, for a total of $500,000 in exploration activities by the end of Year 3. RMC will have the option of earning a 100% interest in the Property by bringing it into commercial production.

On 1 June 2016, RMC and Emgold mutually agreed to amend the original Lease Agreement whereby RMC can pay Emgold $175,000, in seven quarterly payments of $25,000, starting 1 June 2016, to keep the Lease Agreement in good standing. These payments will be in lieu of completing the additional $175,000 in exploration work required in the original Lease Agreement. The proceeds of these payments will be used by Emgold for general working capital. Payments of $25,000 each were completed for 1 June 2016, 1 September 2016, 1 December 2016, 1 March 2017, 1 June 2017, 1 September 2017, and 1 December 2017 respectively. In addition, RMC paid the 1 December 2017 payment in advance and the $10,000 annual advance royalty payment for the Buckskin Rawhide Property, due 1 June 2017.

b)	Buckskin Rawhide West Property, Nevada

Previously, the Company entered a Lease and Option to Purchase Agreement with Jeremy C. Wire to acquire the PC and RH mineral claims, located 0.3 miles west of Emgold’s existing Buckskin Rawhide Property, in Mineral County, Nevada. The PC and RH claims, called Buckskin Rawhide West, comprise 21 unpatented lode mining claims totalling 420 acres. Pursuant to the lease agreement, advance royalty payments were paid to Jeremy C. Wire in the amount of $10,000 per year during years 2013 to 2014 and $20,000 in 2015. The payments escalate to $30,000 per year in years 2016 to 2018. Payments were made in cash or shares, based on the discretion of the Company or the owner, depending on the year. The Company has met all current and past commitments on this property.

The Company issued 37,500 common shares during the year for the advance royalty payment for the Buckskin Rawhide West property of $30,000. This amount is treated as an acquisition cost, and capitalized as exploration and evaluation assts.

c)	Koegel Rawhide, Nevada

Previously the Company entered a Lease and Option to Purchase Agreement with Jeremy C. Wire to acquire the RHT and GEL claims, located four miles south of the Company’s Buckskin Rawhide Property in Mineral County, Nevada. The RHT and GEL claims comprise 19 unpatented lode mining claims totalling 380 acres. In addition, Emgold staked 17 additional unpatented lode claims totalling 340 acres. Together, the claims totalling 720 acres make up the Koegel Rawhide Property. Pursuant to the lease agreement, advance royalty payments were paid to Jeremy C. Wire in the amount of $10,000 per year during years 2013 to 2014 and $20,000 in 2015. The payments increased to $30,000 per year in years 2016 to 2018. The Company has met all current and past commitments on this property.

The Company issued 33,333 common shares during the year for the advance royalty payment for the Buckskin Rawhide West property of $30,000. This amount is treated as an acquisition cost, and capitalized as exploration and evaluation assts.

d)	British Columbia Properties

The Company holds the rights to the Stewart mineral claims, totalling 5,789 hectares and the Rozan mineral claims, totalling 1,950 hectares. Both properties are near Ymir, British Columbia. Since the Company did not have any substantive expenditure in the past three years, there are no current exploration plans for these properties, and they are safely held to January 2023 and March 2023, respectively, without additional work. An impairment loss has been previously recognized in the consolidated statement of comprehensive income (loss) bringing the carrying value to $2.

e)	Exploration and evaluation expenditures

EXPLORATION EXPENDITURES	Idaho-Maryland	Buckskin Rawhide East	Buckskin Rawhide West	Koegel Property	Stewart Property	Rozan Property	Total
Claim fees	-	2,635	3,492	3,343	-	-	9,470
Carrying costs	30,332	-	-	-	-	-	30,332
Year ended 31 December 2015	$30,332	$2,635	$3,492	$3,343	$-	$-	$39,802
Claim fees(i)	-	-	5,053	4,486	-	-	9,539
Carrying costs	44,301	-	-	-	-	-	44,301
General property search	4,860	-	-	-	-	-	4,860
Year ended 31 December 2016	$49,161	$-	$5,053	$4,486	$-	$-	$58,700
Claim fees	$-	$-	$3,515	$6,024	$-	$-	$9,539
Carrying costs	16,961						16,961
General property search	-	-	-	-	-	12,055	12,055
Year ended 31 December 2017	$16,961	$-	$3,515	$6,024	$-	$12,055	$38,555

(i) RMC paid the Buckskin Rawhide East claim fees for the years ended 31 December 2017 and 2016.